DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.4%
905,571	AASET Ltd., Series 2019-2-C	6.41	% (a)(l)	10/16/2039	630,759
1,250,000	Affirm Asset Securitization Trust, Series 2021-A-E	5.65	% (a)	08/15/2025	1,264,056
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-D	5.83	% (a)	01/18/2028	993,959
402,589	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63	% (a)(l)	06/15/2043	316,257
1,384,505	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90	% (a)(l)	04/15/2039	1,089,786
1,949,499	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(l)	01/15/2046	1,957,302
2,433,697	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(k)(l)	12/15/2044	1,913,648
967,130	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% (a)(l)	12/15/2038	765,064
8,871,000	LendingClub Receivables Trust, Series 2020-3-B	7.50	% (a)	01/16/2046	9,020,618
1,303,138	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (a)	12/15/2027	1,310,674
3,100,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	3,204,065
2,750,000	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (a)(l)(n)	05/15/2029	4,980,011
55,000	SoFi Alternative Trust, Series 2021-2-R1	0.00	% (a)(l)(n)	08/15/2030	3,035,318
50,000	SoFi Professional Loan Program, Series 2018-A-R1	0.00	% (a)(l)(n)	02/25/2042	1,350,254
14,827	SoFi Professional Loan Program, Series 2018-A-R2	0.00	% (a)(l)(n)	02/25/2042	400,404
100,000	SoFi Professional Loan Program, Series 2018-C-R1	0.00	% (a)(l)(n)	01/25/2048	2,065,485
1,614,791	START Ireland, Series 2019-1-C	6.41	% (a)(l)	03/15/2044	1,262,747
4,300,000	Summit Issuer LLC, Series 2020-1A-C	5.10	% (a)	12/20/2050	4,231,496
2,000,000	Tesla Auto Lease Trust, Series 2019-A-E	5.48	% (a)	05/22/2023	2,057,270

Total Asset Backed Obligations (Cost $42,675,994)					41,849,173

Bank Loans - 12.3%
3,165,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	3,285,096
2,119,688	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	2,132,045
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	3,000,345
4,005,000	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		10/20/2028	4,037,901
4,655,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		09/19/2025	4,704,040
2,000,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		03/06/2026	1,980,000
2,165,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.25%		12/10/2029	2,178,531
5,005,000	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		10/25/2028	4,925,771
9,665,000	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	9.63%		10/25/2029	9,544,188
905,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	908,959
4,225,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/19/2029	4,213,128

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,069,800	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	4,018,928
3,118,910	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.36%		12/15/2027	3,132,243
7,855,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.50%		12/10/2029	7,845,181
5,505,000	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/14/2026	5,527,075
2,019,038	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/11/2026	2,021,733
1,786,523	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		09/15/2027	1,799,171
1,645,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		12/01/2028	1,660,932
2,425,000	DG Investment Intermediate Holdings 2, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		03/19/2029	2,431,063
1,727,804	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		08/02/2027	1,731,623
528,051	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	515,230
283,899	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	277,005
2,830,000	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		07/28/2028	2,837,075
3,970,000	Endo Luxembourg Finance Company I SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	3,871,504
1,412,071	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		05/09/2025	1,412,071
1,250,000	Excelitas Technologies Corporation, Senior Secured Second Lien Term Loan	8.50	% (c)	12/01/2025	1,253,125
3,460,000	Flynn Canada Ltd, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.00%		07/21/2028	3,312,950
1,940,216	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (l)	06/30/2027	1,940,216
1,411,463	Geon Performance Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		08/18/2028	1,425,577
1,520,686	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	1,524,807
877,800	GIP Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		09/29/2028	877,251
7,587,663	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	7,628,750
3,891,620	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.13%		09/30/2026	3,896,485
3,751,769	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		06/16/2028	3,779,908
2,985,538	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/29/2028	2,989,269
7,323,356	Gulf Finance LLC, Senior Secured First Lien	7.75	% (c)	08/25/2026	6,867,953
7,396,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	7,473,658
1,109,425	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.97%		03/31/2028	1,113,741

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
728,175	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		07/07/2028	722,033
1,799,550	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		05/26/2025	1,788,303
4,655,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		09/01/2027	4,649,181
950,400	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	925,010
1,025,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.50%, 0.75% Floor)	8.25%		04/30/2029	1,033,974
687,680	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	310,601
52,939	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		06/30/2024	31,499
1,999,988	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		07/27/2028	2,001,657
724,758	Longview Power LLC, Senior Secured First Lien Term Loan	10.10	% (c)	07/31/2025	735,629
2,205,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan	7.25	% (c)	12/17/2029	2,204,305
6,418,490	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	6,443,362
865,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	914,526
3,855,963	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.84%		03/27/2026	3,841,503
1,920,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	7.00%		10/15/2029	1,935,840
1,381,362	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		11/28/2025	1,338,353
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	8.85%		11/30/2026	2,677,275
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.10%		10/19/2026	889,615
2,190,000	OLA Netherlands B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	7.00%		12/03/2026	2,211,900
1,064,650	Oravel Stays Singapore PTE Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	9.00%		06/23/2026	1,113,890
5,895,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.35%		02/13/2026	5,928,189
694,750	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/14/2027	696,925
2,266,724	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/11/2026	2,197,464
2,860,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.25%		09/21/2029	2,858,213
295,029	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%		04/20/2022	75,232
2,395,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.59%		10/01/2026	2,391,000
3,114,741	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (2.00% PIK)	7.00	% (c)	12/07/2026	3,053,739
835,000	Skillsoft Finance II, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		07/14/2028	839,872

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		06/26/2026	3,780,573
2,188,378	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		04/07/2028	2,189,888
4,200,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	4,224,066
1,790,000	Think & Learn Private Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		11/24/2026	1,816,098
1,890,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		03/03/2028	1,899,837
498,949	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	457,736
4,570,883	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	4,711,140
1,908,425	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.22%		05/29/2026	1,594,490
860,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		05/03/2027	865,199
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	9.25%		10/27/2025	3,904,160
1,447,725	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	1,449,173
2,837,888	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	5.50%		07/31/2028	2,836,128
1,530,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		07/31/2026	1,537,650
2,940,000	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	2,872,012
2,725,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%)	8.38%		12/21/2026	2,697,750
490,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/26/2029	492,144

Total Bank Loans (Cost $213,259,328)					215,211,662

Collateralized Loan Obligations - 13.7%
2,000,000	Apidos Ltd., Series 2015-21A-ER (3 Month LIBOR USD + 8.25%, 8.25% Floor)	8.37	% (a)	07/18/2027	1,995,220
3,000,000	Apidos Ltd., Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	5.93	% (a)	10/20/2030	2,855,999
2,500,000	Atrium, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	5.97	% (a)	01/23/2031	2,477,491
2,250,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.58	% (a)	10/20/2030	2,200,208
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.62	% (a)	07/25/2034	2,952,999
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	5.94	% (a)	10/15/2030	1,480,394
5,000,000	Barings Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 6.78%, 6.78% Floor)	6.90	% (a)	04/15/2036	5,000,324
1,000,000	Barings Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	6.77	% (a)	10/15/2036	993,216
2,500,000	BlueMountain Ltd., Series 2015-2A-F (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.92	% (a)	07/18/2027	2,316,095
6,500,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	10/15/2031	6,442,562

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	5.87	% (a)	07/15/2031	2,369,471
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	6.37	% (a)	07/15/2030	6,550,612
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	07/15/2031	2,387,890
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	6.53	% (a)	04/15/2034	991,401
6,000,000	Canyon Capital Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.82	% (a)	04/15/2034	5,979,846
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	5.62	% (a)	10/15/2030	1,834,637
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.83	% (a)	04/20/2031	2,950,228
1,500,000	Carlyle US Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.12	% (a)	04/15/2034	1,462,585
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.92	% (a)	04/15/2030	1,459,028
750,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	6.77	% (a)	07/16/2030	746,583
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	7.32	% (a)	04/15/2031	2,332,822
3,250,000	Dryden Ltd., Series 2019-68A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	6.87	% (a)	07/15/2035	3,224,381
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	5.27	% (a)	01/15/2031	2,865,406
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	5.62	% (a)	01/15/2031	1,198,010
1,077,391	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.14	% (a)(l)	04/28/2025	290,796
1,186,295	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	5.89	% (a)(l)	04/28/2025	0
1,500,000	HPS Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.62	% (a)	10/15/2030	1,425,776
1,000,000	HPS Loan Management Ltd., Series 15A-19-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.73	% (a)	07/22/2032	990,561
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	7.74	% (a)	07/20/2031	2,915,140
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.12	% (a)	10/15/2031	4,647,502
6,500,000	LCM Ltd., Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	5.43	% (a)	01/20/2031	5,980,113
2,000,000	LCM Ltd., Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.88	% (a)	10/20/2030	1,929,385
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.93	% (a)	10/22/2030	10,655,874
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	6.48	% (a)	10/21/2030	7,082,645
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	6.22	% (a)	04/25/2029	3,004,178
500,000	Madison Park Funding Ltd., Series 2017-26A-ER (3 Month LIBOR USD + 6.50%)	6.63	% (a)	07/29/2030	498,112
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	6.77	% (a)	04/25/2032	997,555
2,000,000	Madison Park Funding Ltd., Series 2019-37A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	6.27	% (a)	07/15/2033	2,006,087

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,750,000	Madison Park Funding Ltd., Series 2021-52A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.59	% (a)	01/22/2035	2,750,000
10,000,000	Magnetite Ltd., Series 2012-7A-DR2 (3 Month LIBOR USD + 4.50%)	4.62	% (a)	01/15/2028	9,431,434
7,500,000	Magnetite Ltd., Series 2015-16A-ER (3 Month LIBOR USD + 5.00%)	5.12	% (a)	01/18/2028	7,478,275
2,500,000	Magnetite Ltd., Series 2019-22A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	6.47	% (a)	04/15/2031	2,491,144
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.04	% (a)	07/25/2034	494,953
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.37	% (a)	04/15/2034	1,970,094
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.63	% (a)	04/20/2031	1,000,020
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-ER (3 Month LIBOR USD + 6.10%, 6.10% Floor)	6.22	% (a)	01/20/2032	1,746,478
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.37	% (a)	10/16/2033	2,210,103
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-E (3 Month LIBOR USD + 7.80%)	7.93	% (a)	01/20/2033	2,000,593
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2021-40A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	5.97	% (a)	04/16/2033	1,981,398
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	6.42	% (a)	07/25/2030	1,994,826
3,675,000	Niagara Park Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.07	% (a)	07/17/2032	3,633,749
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	7.27	% (a)	07/15/2029	4,977,776
8,750,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	07/17/2030	8,506,471
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	7.12	% (a)	07/19/2030	5,479,806
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.16	% (a)	02/14/2031	2,490,489
3,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	7.37	% (a)	01/24/2033	2,991,161
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	8.21	% (a)	07/15/2030	1,870,491
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.33	% (a)	03/17/2030	4,014,940
500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.37	% (a)	10/15/2034	495,742
3,750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.72	% (a)	10/25/2032	3,738,538
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.69%, 7.69% Floor)	7.81	% (a)	10/15/2032	997,873
2,000,000	Octagon Investment Partners Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	6.87	% (a)	07/15/2034	1,982,555
1,000,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.95	% (a)	05/12/2031	990,030
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.72	% (a)	07/15/2036	991,568
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	6.28	% (a)	07/20/2034	495,715

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.92	% (a)	04/15/2036	2,944,768
2,400,000	Sound Point Ltd., Series 2019-2A-ER (3 Month LIBOR USD + 6.47%, 6.47% Floor)	6.59	% (a)	07/15/2034	2,327,992
500,000	Sound Point Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	6.68	% (a)	10/25/2034	483,461
2,000,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	6.74	% (a)	10/25/2034	1,983,106
7,500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	5.40	% (a)	01/15/2030	7,228,049
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	6.85	% (a)	10/20/2028	6,994,086
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	6.93	% (a)	01/20/2029	4,659,365
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	6.48	% (a)	07/20/2030	3,690,605
4,050,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	6.78	% (a)	07/20/2029	3,938,358
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	6.22	% (a)	04/17/2030	1,477,435
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	5.37	% (a)	07/15/2031	938,021
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	7.41	% (a)	07/15/2031	886,522
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	6.87	% (a)	10/18/2030	1,981,925
3,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	01/15/2031	3,281,150
2,000,000	Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	6.35	% (a)	10/22/2031	1,883,997
5,000,000	Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	7.18	% (a)	04/18/2036	4,865,934
3,000,000	Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	7.17	% (a)	04/15/2035	2,975,684
1,000,000	Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	5.62	% (a)	07/15/2030	945,515
1,000,000	Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	5.87	% (a)	07/15/2030	946,593

Total Collateralized Loan Obligations (Cost $248,407,658)					241,129,920

Foreign Corporate Bonds - 57.6%
13,400,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	12,799,629
5,500,000	AES Argentina Generacion S.A.	7.75	% (a)	02/02/2024	4,682,645
29,500,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	25,116,005
13,200,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (j)	03/26/2079	13,680,546
14,300,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (d)	05/25/2025	6,867,575
4,600,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.25%)	8.38	% (d)	12/04/2023	2,248,251
5,885,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88	% (d)	07/31/2024	2,826,271
2,000,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	1,937,810
4,600,000	AI Candelaria Spain SLU	5.75%		06/15/2033	4,456,963
10,000,000	Air Canada Class C Pass Through Trust	10.50	% (a)	07/15/2026	12,286,682
16,100,000	Alpha Holdings S.A.	10.00	% (e)	12/19/2022	2,430,295
400,000	Alpha Holdings S.A.	10.00	% (a)(e)	12/19/2022	60,380
6,300,000	Alpha Holdings S.A.	9.00	% (e)	02/10/2025	934,731
12,950,000	Alpha Holdings S.A.	9.00	% (a)(e)	02/10/2025	1,921,391

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,000,000	AMS AG	7.00	% (a)(j)	07/31/2025	6,369,375
1,000,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(d)	04/22/2031	1,016,405
10,500,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (d)	06/18/2024	11,211,165
16,800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50	% (a)(j)	04/16/2031	16,739,604
8,805,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	8,773,346
8,500,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75	% (a)	11/04/2026	7,095,800
12,550,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	10,476,740
3,800,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(d)(j)	01/24/2032	3,788,600
17,700,000	Braskem Idesa S.A.P.I.	6.99	% (a)	02/20/2032	17,795,580
1,958,000	Calfrac Holdings LP	10.88	% (a)	03/15/2026	1,774,741
10,050,000	Central China Real Estate Ltd.	7.25%		07/16/2024	6,331,500
16,000,000	Central China Real Estate Ltd.	7.25%		08/13/2024	10,080,000
18,230,000	CFG Investment Sac Escrow	0.00	% (e)(l)	07/30/2019	13,974,407
22,250,000	Cia General de Combustibles S.A.	9.50	% (a)	03/08/2025	21,730,796
2,800,000	Connect Finco LLC	6.75	% (a)	10/01/2026	2,947,280
308,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	306,588
9,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(d)	11/29/2022	4,548,801
26,961,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (d)	11/29/2022	13,046,832
12,044,000	Credivalores-Crediservicios SAS	9.75%		07/27/2022	11,611,560
12,550,000	Credivalores-Crediservicios SAS	8.88	% (a)	02/07/2025	9,319,755
4,406,000	Credivalores-Crediservicios SAS	8.88%		02/07/2025	3,271,940
16,256,986	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	15,075,672
4,211,890	Digicel Group Ltd. (7.00% PIK )	7.00	% (a)(d)	01/18/2022	3,668,535
17,360,000	Docuformas SAPI de C.V.	10.25	% (a)	07/24/2024	15,561,244
7,600,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	6,812,526
2,000,000	Ecopetrol S.A.	5.88%		05/28/2045	1,915,930
25,000,000	Ecopetrol S.A.	5.88%		11/02/2051	23,461,750
19,474,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	6,548,133
16,700,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	16,849,465
16,150,000	Frontera Energy Corporation	7.88	% (a)	06/21/2028	15,145,308
4,206,000	FS Luxembourg SARL	10.00	% (a)	12/15/2025	4,616,022
4,205,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	4,021,683
6,000,000	Geopark Ltd.	5.50	% (j)	01/17/2027	5,788,740
10,000,000	Gilex Holding SARL	8.50	% (a)	05/02/2023	10,165,000
7,800,000	Gilex Holding SARL	8.50%		05/02/2023	7,928,700
9,800,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	8,939,952
18,500,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	16,830,375
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	8,187,750
25,922,340	Grupo Idesa S.A. de C.V. (10.38% PIK )	10.00	% (a)	05/22/2026	17,367,968
4,790,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	4,849,875
5,650,000	Indika Energy Capital IV Pte Ltd.	8.25%		10/22/2025	5,883,063
6,200,000	Indika Energy Capital IV Pte Ltd.	8.25	% (a)(j)	10/22/2025	6,455,750
15,000,000	Instituto Costarricense de Electricidad	6.38	% (a)(j)	05/15/2043	12,801,675
19,511,000	Instituto Costarricense de Electricidad	6.38	% (j)	05/15/2043	16,651,565
3,300,000	Intelsat Jackson Holdings S.A.	8.50	% (a)(e)	10/15/2024	1,515,937
7,715,000	Intelsat Jackson Holdings S.A.	9.75	% (a)(e)	07/15/2025	3,550,134

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,800,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	10,684,900
5,925,566	Invepar Holdings	0.00	% (e)(l)	12/30/2028	0
6,500,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13	% (d)(j)	12/12/2022	6,550,635
9,300,000	Jababeka International B.V.	6.50%		10/05/2023	8,734,023
26,500,000	Kosmos Energy Ltd.	7.13%		04/04/2026	25,770,190
500,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)(j)	12/31/2027	472,095
2,300,000	Logan Group Corporation Ltd. (5 Year CMT Rate + 6.00%)	7.00	% (d)	05/31/2022	1,995,250
12,950,000	Medco Laurel Tree Pte Ltd.	6.95	% (a)	11/12/2028	12,845,258
10,000,000	Metinvest B.V.	7.75%		10/17/2029	9,915,700
15,000,000	NGD Holdings B.V.	6.75%		12/31/2026	13,762,500
23,000,000	Oi S.A. (8.00% + 4.00% PIK)	4.00%		07/27/2025	20,208,375
7,665,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	7,136,307
14,325,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)(j)	02/11/2025	13,336,933
3,000,000	Pampa Energia S.A.	7.50	% (a)	01/24/2027	2,594,400
8,850,000	Pampa Energia S.A.	7.50%		01/24/2027	7,653,480
5,000,000	Pampa Energia S.A.	9.13	% (a)	04/15/2029	4,425,950
11,000,000	Pampa Energia S.A.	9.13%		04/15/2029	9,737,090
20,000,000	Peru LNG SRL	5.38%		03/22/2030	17,331,200
1,118,000	Petra Diamonds PLC (10.50% PIK)	11.00	% (a)	03/08/2026	1,157,130
28,000,000	Petrobras Global Finance B.V.	5.50	% (j)	06/10/2051	26,025,300
17,200,000	Petroleos Mexicanos	6.38%		01/23/2045	14,968,902
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	9,072,645
11,000,000	Rio Energy S.A.	6.88%		02/01/2025	8,735,155
9,000,000	Rio Energy S.A.	6.88	% (a)	02/01/2025	7,146,945
2,200,000	RKI Overseas Finance	7.00	% (d)	06/23/2022	1,845,250
19,296,000	RKP Overseas Finance	7.95	% (d)	02/17/2022	16,679,945
8,810,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (d)	11/18/2024	7,527,308
19,350,000	Ronshine China Holdings Ltd.	7.35%		12/15/2023	7,353,000
2,650,000	Ronshine China Holdings Ltd.	6.75%		08/05/2024	1,007,000
21,119,000	Sappi Papier Holding GMBH	7.50	% (a)	06/15/2032	22,808,520
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	8,100,000
1,330,000	Seaspan Corporation	5.50	% (a)	08/01/2029	1,345,169
2,173,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	2,045,673
5,400,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	5,083,587
23,467,953	Stoneway Capital Corporation	10.00	% (e)	03/01/2027	7,363,305
14,835,000	Telecom Argentina S.A.	8.50%		08/06/2025	14,349,896
2,500,000	Telecom Argentina S.A.	8.50	% (a)	08/06/2025	2,418,250
2,308,000	Telecom Argentina S.A.	8.00%		07/18/2026	2,202,501
16,000,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	17,048,880
7,900,000	Telesat LLC	5.63	% (a)	12/06/2026	7,427,106
3,021,000	Tervita Corporation	11.00	% (a)	12/01/2025	3,485,358
8,700,000	Theta Capital Pte Ltd.	6.75	% (j)	10/31/2026	8,771,493
22,900,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	23,167,816
9,095,000	TV Azteca S.A.	8.25	% (e)	08/09/2024	6,218,797
300,000	Unifin Financiera S.A.B. de C.V.	8.38%		01/27/2028	247,982
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)(d)	01/29/2025	6,519,315

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (d)	01/29/2025	14,223,960
20,000,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	18,663,900
13,000,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	12,131,535
10,000,000	YPF Energia Electrica S.A.	10.00	% (a)	07/25/2026	8,972,100
8,300,000	YPF S.A.	8.50%		07/28/2025	6,245,833
5,000,000	YPF S.A.	8.50%		06/27/2029	3,487,125
850,000	YPF S.A.	8.50	% (a)	06/27/2029	592,811
20,807,000	YPF S.A.	7.00%		12/15/2047	12,591,460
12,000,000	Yuzhou Properties Company Ltd.	8.30%		05/27/2025	3,540,000
10,700,000	Yuzhou Properties Company Ltd.	7.38%		01/13/2026	3,103,000

Total Foreign Corporate Bonds (Cost $1,201,995,436)					1,011,880,979

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 4.2%
32,000,000	Brazilian Government International Bond	4.75%		01/14/2050	28,512,320
500,000	Colombia Government International Bond	4.13%		02/22/2042	418,750
10,000,000	Colombia Government International Bond	5.00%		06/15/2045	9,062,500
12,000,000	Colombia Government International Bond	4.13	% (j)	05/15/2051	9,780,000
4,900,000	El Salvador Government International Bond	7.12%		01/20/2050	2,719,500
8,000,000	Mexico Government International Bond	3.77%		05/24/2061	7,391,080
17,600,000	Ukraine Government International Bond	7.25%		03/15/2033	15,593,776

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $78,691,220)					73,477,926

Non-Agency Commercial Mortgage Backed Obligations - 16.9%
13,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	04/15/2034	12,937,529
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.51	% (a)	06/15/2035	9,560,649
6,325,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	6.25	% (a)	03/15/2036	6,362,593
121,775,000	Benchmark Mortgage Trust, Series 2020-B18-AGNX	0.47	% (a)(f)(g)	07/15/2053	2,013,793
7,130,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	3.96	% (a)	08/15/2038	7,053,017
10,200,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX1	1.28	% (a)(f)(g)	11/15/2052	884,951
12,080,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX2	1.01	% (a)(f)(g)	11/15/2052	803,505
8,095,225	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.96	% (a)	10/15/2035	7,839,066
30,514,411	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.21	% (a)(f)(g)	10/10/2047	829,504
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(f)	02/10/2048	4,327,533
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75	% (a)(l)	08/10/2047	1,152,279
7,054,838	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75	% (a)(l)	08/10/2047	595,132
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00	% (a)(f)(l)	08/10/2047	1
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.23	% (a)(f)(g)	10/10/2048	780,197
4,875,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(f)	05/10/2041	4,185,884
3,505,144	FREMF Mortgage Trust, Series 2016-KF13-B (1 Month LIBOR USD + 7.50%)	7.59	% (a)	11/25/2025	3,614,711

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
537,915	FREMF Mortgage Trust, Series 2016-KF15-B (1 Month LIBOR USD + 7.68%)	7.77	% (a)	02/25/2023	543,174
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%)	6.73	% (a)	03/25/2026	2,006,562
3,358,354	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	5.24	% (a)	09/25/2023	3,339,624
3,022,178	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.44	% (a)	12/25/2026	3,037,511
18,386,052	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	5.89	% (a)	11/25/2028	18,574,193
22,040,628	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.09	% (a)	10/25/2029	22,518,006
20,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.24	% (a)	12/15/2036	18,827,288
8,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	11/15/2036	8,024,342
7,896,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	6.04	% (a)	11/15/2026	7,922,827
2,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.46	% (a)(f)(l)	04/10/2047	41
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.28	% (a)(f)(g)	04/10/2047	1,863,382
6,273,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.32	% (a)(f)	02/10/2048	6,241,614
5,000,000	Hilton USA Trust, Series 2016-SFP-E	5.52	% (a)	11/05/2035	5,009,401
16,270,694	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	4.01	% (a)	11/15/2036	15,909,550
44,144,374	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.95	% (a)(f)(g)	08/15/2046	732,748
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(f)(l)	04/15/2047	11,899,593
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(f)(l)	04/15/2047	4,768,876
21,436,732	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(f)(l)	04/15/2047	2,613,354
44,844,097	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.74	% (a)(f)(g)	08/15/2047	632,441
1,600,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	3.88	% (a)(f)	01/15/2048	1,542,273
5,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81	% (a)(f)(l)	02/15/2048	3,770,337
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.50	% (a)(f)(g)	02/15/2048	999,494
2,379,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.87	% (a)(f)	03/10/2050	2,473,200
15,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.36	% (a)	11/15/2038	14,948,763
5,427,060	Morgan Stanley Capital Trust, Series 2012-C4-C	5.41	% (a)(f)	03/15/2045	5,409,101
34,915,240	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.50	% (f)(g)	08/15/2049	1,814,772
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	7.01	% (a)	11/15/2034	10,079,213
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.91	% (a)	05/15/2036	3,179,393
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.76	% (a)	05/15/2036	11,887,222
4,298,015	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	4.31	% (a)	03/15/2038	4,326,691
7,458,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(f)	12/15/2050	6,475,960

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,000,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-F (1 Month LIBOR USD + 3.82%, 3.82% Floor)	3.93	% (a)	02/15/2032	4,868,053
1,876,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	4.95	% (a)	02/15/2032	1,783,385
1,789,951	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-D	5.72	% (f)	10/15/2048	1,776,974
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25	% (a)(l)	08/15/2050	49
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.54	% (a)(f)(g)	08/15/2050	170,179
5,769,354	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.54	% (a)(f)(g)	08/15/2050	195,570
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.21	% (a)(f)(l)	06/15/2048	5,976,359
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.21	% (a)(f)(l)	06/15/2048	11,542,350
23,520,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XEF	1.77	% (a)(f)(g)	10/15/2049	1,654,493
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	2,039,065
78,810,168	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.73	% (a)(f)(g)	03/15/2047	2,780,639

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $324,378,303)					297,098,406

US Corporate Bonds - 24.8%
15,310,000	Air Methods Corporation	8.00	% (a)(j)	05/15/2025	13,125,110
3,770,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	4,032,354
3,915,000	Ambience Merger Sub, Inc.	7.13	% (a)(j)	07/15/2029	3,851,988
1,695,000	Arconic Corporation	6.13	% (a)	02/15/2028	1,806,667
2,665,000	Avaya, Inc.	6.13	% (a)(j)	09/15/2028	2,829,497
5,215,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	5,330,095
750,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	787,384
1,700,000	Cablevision Lightpath LLC	5.63	% (a)	09/15/2028	1,678,265
5,800,000	Carnival Corporation	7.63	% (a)	03/01/2026	6,087,419
8,280,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	8,643,616
6,450,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	6,497,021
1,136,000	Clarios Global LP	6.75	% (a)	05/15/2025	1,191,113
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	5,463,714
4,665,000	Cobra Acquisition Company LLC	6.38	% (a)	11/01/2029	4,613,242
1,680,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	1,793,954
3,815,000	Constellation Merger Sub, Inc.	8.50	% (a)	09/15/2025	3,647,693
1,880,000	Coty, Inc.	6.50	% (a)(j)	04/15/2026	1,941,156
10,160,000	CSI Compressco LP	7.50	% (a)(j)	04/01/2025	10,276,586
7,695,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	8,129,575
1,701,633	CWT Travel Group, Inc.	8.50	% (a)	11/19/2026	1,741,417
6,120,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	6,379,090
1,320,000	Delta Air Lines, Inc.	7.00	% (a)	05/01/2025	1,510,467
3,160,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	3,197,525
3,975,000	EES Finance Corporation	8.13	% (j)	05/01/2025	3,700,884
15,745,000	Embarq Corporation	8.00%		06/01/2036	17,660,222
3,080,000	Endo Luxembourg Finance Company I SARL	6.13	% (a)(j)	04/01/2029	3,024,483
1,550,000	Envision Healthcare Corporation	8.75	% (a)	10/15/2026	892,978
8,335,000	Ferrellgas Escrow LLC	5.88	% (a)	04/01/2029	8,013,602
1,375,000	Frontier Communications Corporation	5.88	% (a)	10/15/2027	1,456,187
2,625,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	2,759,978
10,000,000	GTT Communications, Inc.	7.88	% (a)(e)	12/31/2024	1,250,000

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,405,000	Hexion, Inc.	7.88	% (a)(j)	07/15/2027	6,763,680
1,325,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	1,362,902
4,247,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	4,535,095
4,000,000	IRB Holding Corporation	7.00	% (a)	06/15/2025	4,235,940
2,499,048	JetBlue Pass Through Trust - Class B	8.00%		11/15/2027	2,895,744
765,000	LD Holdings Group LLC	6.50	% (a)	11/01/2025	755,583
5,400,000	LD Holdings Group LLC	6.13	% (a)(j)	04/01/2028	5,097,168
775,000	LFS Topco LLC	5.88	% (a)	10/15/2026	800,994
4,820,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	4,912,906
5,000,000	Live Nation Entertainment, Inc.	5.63	% (a)	03/15/2026	5,174,625
790,000	Live Nation Entertainment, Inc.	6.50	% (a)	05/15/2027	865,014
2,780,000	Logan Merger Sub, Inc.	5.50	% (a)	09/01/2027	2,816,251
6,330,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	6,408,081
3,615,000	Matterhorn Merger Sub LLC	8.50	% (a)	06/01/2026	3,618,760
3,865,000	Mav Acquisition Corporation	5.75	% (a)	08/01/2028	3,832,205
3,850,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	3,786,841
2,135,000	Mileage Plus Holdings LLC	6.50	% (a)	06/20/2027	2,282,326
1,385,000	ModivCare, Inc.	5.88	% (a)	11/15/2025	1,455,912
5,425,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)(j)	01/15/2026	5,078,017
11,420,000	NGL Energy Operating LLC	7.50	% (a)(j)	02/01/2026	11,792,349
1,295,000	NGL Energy Partners LP	7.50	% (j)	04/15/2026	1,111,809
550,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	537,023
5,819,000	Ortho-Clinical Diagnostics, Inc.	7.25	% (a)(j)	02/01/2028	6,263,979
6,440,000	Panther BF Aggregator LP	8.50	% (a)	05/15/2027	6,834,675
7,455,000	Par Petroleum Finance Corporation	7.75	% (a)	12/15/2025	7,563,880
9,820,000	PBF Holding Company LLC	9.25	% (a)(j)	05/15/2025	9,352,126
2,713,155	Peabody Energy Corporation (6.00% + 2.50% PIK)	8.00	% (a)	12/31/2024	2,586,708
3,580,000	PECF USS Intermediate Holding III Corporation	8.00	% (a)	11/15/2029	3,712,603
3,029,000	PIC AU Holdings LLC	10.00	% (a)	12/31/2024	3,123,959
8,175,000	PowerTeam Services LLC	9.03	% (a)(j)	12/04/2025	8,657,734
3,060,000	Premier Entertainment Sub LLC	5.88	% (a)	09/01/2031	3,075,300
13,815,470	Pyxus Holdings, Inc.	10.00%		08/24/2024	11,895,672
9,880,000	Radiology Partners, Inc.	9.25	% (a)(j)	02/01/2028	10,389,166
5,050,000	Realogy Group LLC	5.75	% (a)(j)	01/15/2029	5,183,951
3,915,000	Rent-A-Center, Inc.	6.38	% (a)(j)	02/15/2029	4,086,947
200,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	226,230
6,630,000	Sabre Global, Inc.	7.38	% (a)(j)	09/01/2025	6,937,367
1,790,000	SCIH Salt Holdings, Inc.	6.63	% (a)(j)	05/01/2029	1,676,165
4,220,000	SEG Holding LLC	5.63	% (a)(j)	10/15/2028	4,426,675
8,340,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	8,028,167
1,500,000	Tallgrass Energy Partners LP	7.50	% (a)	10/01/2025	1,625,273
8,145,000	Team Health Holdings, Inc.	6.38	% (a)(j)	02/01/2025	7,674,952
5,300,000	TKC Holdings, Inc.	10.50	% (a)	05/15/2029	5,731,526
1,930,000	TMS International Corporation	6.25	% (a)	04/15/2029	1,923,062
5,975,000	Townsquare Media, Inc.	6.88	% (a)(j)	02/01/2026	6,347,183
1,095,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	1,156,577

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Trident TPI Holdings, Inc.	9.25	% (a)	08/01/2024	3,138,480
5,070,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	4,869,786
10,280,000	Triumph Group, Inc.	7.75	% (j)	08/15/2025	10,213,591
8,375,000	Uber Technologies, Inc.	8.00	% (a)(j)	11/01/2026	8,931,812
5,525,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	6,019,488
870,000	Unifrax Escrow Issuer Corporation	7.50	% (a)	09/30/2029	879,935
2,500,000	Unisys Corporation	6.88	% (a)	11/01/2027	2,710,000
9,485,000	United Natural Foods, Inc.	6.75	% (a)(j)	10/15/2028	10,170,528
5,005,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	5,397,968
2,585,000	Valeant Pharmaceuticals International, Inc.	8.50	% (a)	01/31/2027	2,717,985
2,995,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	3,393,739
5,205,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	5,476,675
86,000	Weatherford International Ltd.	11.00	% (a)(j)	12/01/2024	88,669
2,590,000	Weatherford International Ltd.	6.50	% (a)(j)	09/15/2028	2,744,105
820,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	852,640
1,490,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	1,432,493
5,442,000	Wolverine Escrow LLC	9.00	% (a)	11/15/2026	5,175,968
2,050,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	2,103,813
6,210,000	XHR LP	6.38	% (a)(j)	08/15/2025	6,575,552

Total US Corporate Bonds (Cost $435,939,595)					434,805,611

US Government and Agency Mortgage Backed Obligations - 4.5%
55,988,065	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.47	% (f)(g)	01/25/2031	4,012,021
6,266,950	Federal Home Loan Mortgage Corporation, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	6.13	% (g)(h)	02/15/2040	1,133,166
2,583,076	Federal Home Loan Mortgage Corporation, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.39	% (g)(h)	11/15/2040	197,600
14,242,788	Federal Home Loan Mortgage Corporation, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.39	% (g)(h)	01/15/2042	2,847,779
27,274,600	Federal Home Loan Mortgage Corporation, Series 5129-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.70%, 2.70% Cap)	2.65	% (g)(h)	12/25/2044	1,366,389
3,202,177	Federal National Mortgage Association, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.46	% (g)(h)	09/25/2036	517,181
10,719,976	Federal National Mortgage Association, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (g)(h)	11/25/2040	1,978,882
7,819,792	Federal National Mortgage Association, Series 2012-60-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.50	% (g)(h)	06/25/2042	1,475,267
14,030,178	Federal National Mortgage Association, Series 2019-46-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (g)(h)	08/25/2049	2,451,531
53,593,153	Federal National Mortgage Association, Series 2021-17-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.45	% (g)(h)	04/25/2051	2,913,270
11,604,817	Government National Mortgage Association, Series 2011-128-TS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.94	% (g)(h)	05/16/2041	1,853,135
35,356,706	Government National Mortgage Association, Series 2015-64-SG (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.50	% (g)(h)	05/20/2045	6,170,085
6,553,270	Government National Mortgage Association, Series 2018-145-IA	4.00	% (g)	10/20/2045	466,255
24,617,211	Government National Mortgage Association, Series 2019-22-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.94	% (g)(h)	12/16/2043	3,703,765

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,662,408	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (g)(h)	09/20/2050	532,293
19,862,803	Government National Mortgage Association, Series 2020-146-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (g)(h)	10/20/2050	3,330,346
7,233,092	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (g)(h)	12/20/2050	1,488,437
27,926,499	Government National Mortgage Association, Series 2020-47-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (g)(h)	05/20/2044	4,646,255
30,368,832	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	5.27	% (g)(h)	07/20/2044	4,178,803
16,499,843	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.49	% (g)(h)	07/16/2045	2,388,082
49,193,029	Government National Mortgage Association, Series 2020-88-IO	0.90	% (f)(g)	04/16/2060	3,320,362
39,752,284	Government National Mortgage Association, Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (g)(h)	06/20/2051	4,961,498
28,963,281	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	3.20	% (g)(h)	07/20/2051	1,791,579
50,260,205	Government National Mortgage Association, Series 2021-139-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	3.15	% (g)(h)	08/20/2051	5,336,764
56,800,309	Government National Mortgage Association, Series 2021-77-SG (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (g)(h)	05/20/2051	5,825,599
48,343,042	Government National Mortgage Association, Series 2021-96-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	3.15	% (g)(h)	06/20/2051	4,117,319
73,419,497	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (g)(h)	06/20/2051	3,801,764
38,836,390	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (g)(h)	06/20/2051	2,639,177

Total US Government and Agency Mortgage Backed Obligations (Cost $99,985,818)					79,444,604

Common Stocks - 2.4%
51,725	ATD Holdings, Inc. (b)(j)(l)				4,422,487
288,460	Calfrac Well Services Ltd. (b)				943,264
50,425	CWT Travel Holdings, Inc. (b)(l)				1,739,663
283,355	Foresight Equity (b)(l)				5,395,084
339,999	Frontera Energy Corporation (b)				2,767,595
468,716	Hexion Holdings Corporation (b)				13,571,672
333,957	Legacy Backstop (b)(l)				6,512,162
26,458	Legacy Notes (b)(l)				515,931
183,948	Longview Equity (b)(l)				827,766
292,727	McDermott International Ltd. (b)(j)				120,018
808,534	Petra Diamonds Ltd. (b)				809,847
59,296	Riverbed Technology, Inc. (b)(l)				919,088
33,058	Summit Midstream Partners LP (b)				733,888
97,836	Weatherford International PLC (b)				2,712,014

Total Common Stocks (Cost $75,336,897)					41,990,479

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Warrants - 0.0%
4,944,181	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (b)(l)				1

Total Warrants (Cost $1)					1

Preferred Stocks - 0.0%
27,516	Riverbed Technology, Inc.	1.50	% (l)	11/17/2028	590,221

Total Preferred Stocks (Cost $584,574)					590,221

Short Term Investments - 0.9%

Foreign Corporate Bonds - 0.0%
757,984	Alpha Holdings S.A. (10.00% PIK)	10.00	% (a)(l)	02/01/2022	757,984

					757,984

Money Market Funds - 0.9%
4,899,676	BlackRock Liquidity Funds FedFund - Institutional Shares	0.03	% (i)		4,899,676
4,899,394	Fidelity Institutional Money Market Government Portfolio - Class I	0.01	% (i)		4,899,394
4,899,693	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (i)		4,899,693

					14,698,763

Total Short Term Investments (Cost $15,456,747)					15,456,747

Total Investments - 139.7% (Cost $2,736,711,571) (m)					2,452,935,729
Liabilities in Excess of Other Assets - (39.7)%					(697,045,230)

NET ASSETS - 100.0%					$1,755,890,499

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Non-income producing security

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Perpetual Maturity. The date disclosed is the next call date of the security.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(g)	Interest only security

(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Seven-day yield as of period end

(j)	Security, or portion of security, is on loan as of period end pursuant to the Liquidity Agreement.

(k)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(l)	Value determined using significant unobservable inputs.

(m)

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender

(n)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of the period end.

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	57.6%
US Corporate Bonds	24.8%
Non-Agency Commercial Mortgage Backed Obligations	16.9%
Collateralized Loan Obligations	13.7%
Bank Loans	12.3%
US Government and Agency Mortgage Backed Obligations	4.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.2%
Asset Backed Obligations	2.4%
Common Stocks	2.4%
Short Term Investments	0.9%
Preferred Stocks	0.0%	(o)
Warrants	0.0%	(o)
Other Assets and Liabilities	(39.7)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Energy	21.6%
Non-Agency Commercial Mortgage Backed Obligations	16.9%
Collateralized Loan Obligations	13.7%
Finance	8.1%
Utilities	7.8%
Telecommunications	6.0%
Real Estate	5.4%
Mining	4.7%
US Government and Agency Mortgage Backed Obligations	4.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.2%
Media	3.9%
Banking	3.7%
Electronics/Electric	3.4%
Healthcare	3.4%
Chemicals/Plastics	2.8%
Commercial Services	2.6%
Asset Backed Obligations	2.4%
Consumer Products	2.4%
Aerospace & Defense	2.3%
Chemical Products	2.0%
Technology	1.9%
Pulp & Paper	1.8%
Business Equipment and Services	1.5%
Automotive	1.4%
Leisure	1.4%
Building and Development (including Steel/Metals)	1.2%
Food Products	1.1%
Retailers (other than Food/Drug)	1.1%
Short Term Investments	0.9%
Transportation	0.8%
Financial Intermediaries	0.8%
Industrial Equipment	0.7%
Beverage and Tobacco	0.7%
Pharmaceuticals	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Insurance	0.4%
Food Service	0.4%
Environmental Control	0.3%
Food/Drug Retailers	0.2%
Construction	0.2%
Containers and Glass Products	0.1%
Cosmetics/Toiletries	0.1%
Other Assets and Liabilities	(39.7)%

100.0%

(o)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Due to custodian as recorded on the Statement of Assets and Liabilities is recorded at cost and approximates fair value; it is classified as level 2 under the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category
Investments in Securities
Level 1
Common Stocks	$21,658,298
Money Market Funds	14,698,763

Total Level 1	36,357,061
Level 2
Foreign Corporate Bonds	997,906,572
US Corporate Bonds	434,805,611
Non-Agency Commercial Mortgage Backed Obligations	254,780,035
Collateralized Loan Obligations	240,839,124
Bank Loans	213,271,446
US Government and Agency Mortgage Backed Obligations	79,444,604
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	73,477,926
Asset Backed Obligations	22,082,138

Total Level 2	2,316,607,456
Level 3
Non-Agency Commercial Mortgage Backed Obligations	42,318,371
Asset Backed Obligations	19,767,035
Common Stocks	20,332,181
Escrow Notes	13,974,407
Bank Loans	1,940,216
Foreign Corporate Bonds	757,984
Preferred Stocks	590,221
Collateralized Loan Obligations	290,796
Warrants	1

Total Level 3	99,971,212

Total	$2,452,935,729

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$42,310,896	$—	$(131,032)	$138,507	$—	$—	$—	$—	$42,318,371	$(131,032)
Common Stocks	23,954,628	5,117,805	(4,224,035)	—	2,231,220	(6,747,437)	—	—	20,332,181	300,504
Asset Backed Obligations	20,940,415	3,216	(852,711)	(77)	114,086	(437,894)	—	—	19,767,035	(839,125)
Escrow Notes	15,860,100	—	(709,695)	—	—	(1,175,998)	—	—	13,974,407	(709,695)
Bank Loans	1,946,144	2,156	(19,320)	17,163	—	(5,927)	—	—	1,940,216	(17,112)
Foreign Corporate Bonds	934,019	—	—	—	267,416	(443,451)	—	—	757,984	—
Preferred Stocks	—	—	5,647	1,851	582,723	—	—	—	590,221	—
Collateralized Loan Obligations	287,791	—	(28,593)	3,143	28,455	—	—	—	290,796	(1,505)
Warrants	1	—	—	—	—	—	—	—	1	—

Total	$106,233,994	$5,123,177	$(5,959,739)	$160,587	$3,223,900	$(8,810,707)	$—	$—	$99,971,212	$(1,397,965)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$42,318,371	Market Comparables	Yields	10.00% - 35.00% (13.74%)	Increase in yields would have resulted in the decrease in the fair value of the security.
Common Stocks	$20,332,181	Market Comparables	Market Quotes	$4.50 - $85.50 ($34.23)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$19,767,035	Market Comparables	Market Quotes	$69.65 - $5,518.76 ($1,381.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$13,974,407	Market Comparables	Market Quotes	$76.66 ($76.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$1,940,216	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$757,984	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Enterprise Value	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Preferred Stocks	$590,221	Market Comparables	Market Quotes	$21.45 ($21.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$290,796	Market Comparables	Market Quotes	$0.00 - 26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.